DESCRIPTION OF BUSINESS AND GENERAL (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended	9 Months Ended
	Mar. 06, 2022	Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Business Acquisition [Line Items]
Percentage of ownership after transaction		89.00%
Reverse recapitalization effect on equity				$ (60)	$ 0
Manuka Ltd [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired		89.00%	89.00%
Manuka Ltd [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired	89.00%
Manuka Ltd [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues			33,791,641
Share Exchange Agreement [Member] | Manuka Ltd [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired		100.00%	100.00%
Stock Issued During Period, Shares, New Issues		33,791,641
Issuance of shares for services, shares		2,242,509
Reverse recapitalization effect on equity		$ 60
Share Exchange Agreement [Member] | Manuka Ltd [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired		100.00%	100.00%
Stock Issued During Period, Shares, New Issues	33,791,641		33,791,641
Percentage of ownership after transaction			89.00%
Share Exchange Agreement [Member] | Manuka Ltd [Member] | Preferred Stock D [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues		110,000
Preferred D shares, convertible into common stock		66,000,000
Share Exchange Agreement [Member] | Manuka Ltd [Member] | Preferred Stock D [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues	110,000		110,000
Preferred D shares, convertible into common stock	66,000,000		66,000,000
Share Exchange Agreement [Member] | Manuka Ltd [Member] | Common Stock [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues			2,242,509